RELATED PARTY TRANSACTION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTY TRANSACTION
Rental expense recorded:	$ 332	$ 293	$ 294
Amounts due from related parties:		126
Ms. Zhiying Li
RELATED PARTY TRANSACTION
Rental expense recorded:	$ 332	293	$ 294
Hainan RYB
RELATED PARTY TRANSACTION
Amounts due from related parties:		$ 126